Organization and principal activities - Baozun Inc (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2021
Initial Public Offering
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.			$ 17,010
Class B ordinary shares | Ordinary shares | Share subscription agreement
Initial Public Offering
Issuance of ordinary shares upon share offerings (in shares)		649,349
Offering price per share		$ 26.52
Fair value, per share		$ 28.88
Discount on shares		$ 1,530
Baozun Inc | Class B ordinary shares | Ordinary shares | Share subscription agreement
Initial Public Offering
Issuance of ordinary shares upon share offerings (in shares)	649,349
Incremental cost on share offering	$ 213
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	$ 17,010
Offering price per share			$ 26.52
Fair value, per share			$ 28.88
Discount on shares			$ 1,530